Risk/Return Detail Data - FidelityOTCPortfolio-AMCIZPRO	Oct. 04, 2024 USD ($)
Risk/Return:
Registrant Name	Fidelity Securities Fund
FidelityOTCPortfolio-AMCIZPRO | Fidelity OTC Portfolio
Risk/Return:
Risk/Return [Heading]	Fund Summary Fund /Class: Fidelity® OTC Portfolio /Fidelity Advisor® OTC Fund A, M, C, I, Z
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Fidelity® OTC Portfolio seeks capital appreciation.
Expense [Heading]	Fee Table
Expense Narrative [Text Block]	The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $ 50,000 in the fund or certain other Fidelity ® funds. More information about these and other discounts is available from your investment professional and in the "Fund Distribution" section beginning on page 32 of the prospectus and in the sales charge waiver appendix to the prospectus.
Shareholder Fees Caption [Text]	Shareholder fees
Operating Expenses Caption [Text]	Annual Operating Expenses
Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]	The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 37 % of the average value of its portfolio.
Portfolio Turnover, Rate	37.00%
Expenses Deferred Charges [Text Block]	A Class A and Class M purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class M purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00% and 0.25%, respectively.
Expense Breakpoint Discounts [Text]	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $ 50,000 in the fund or certain other Fidelity ® funds. More information about these and other discounts is available from your investment professional and in the "Fund Distribution" section beginning on page 32 of the prospectus and in the sales charge waiver appendix to the prospectus.
Expense Breakpoint, Minimum Investment Required [Amount]	$ 50,000
Other Expenses, New Fund, Based on Estimates [Text]	Based on estimated amounts for the current fiscal year.
Expense Example Narrative [Text Block]	This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated and if you hold your shares:
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	Normally investing primarily in common stocks. Normally investing at least 80% of assets in securities principally traded on NASDAQ® or an over-the-counter (OTC) market, which has more small and medium-sized companies than other markets. Investing more than 25% of total assets in the technology sector. Investing in domestic and foreign issuers. Investing in either "growth" stocks or "value" stocks or both. Using fundamental analysis of factors such as each issuer's financial condition and industry position, as well as market and economic conditions, to select investments.
Risk [Heading]	Principal Investment Risks
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]	The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of Fidelity® OTC Portfolio, a class of shares of the fund, from year to year and compares the performance of this class to the performance of a securities market index and an additional index over various periods of time. The additional index has characteristics relevant to the fund's investment strategies. Index descriptions appear in the "Additional Index Information" section of the prospectus. Past performance (before and after taxes) is not an indication of future performance. Visit www.fidelity.com for more recent performance information for Fidelity® OTC Portfolio, a class of shares of Fidelity® OTC Portfolio. Performance history will be available at institutional.fidelity.com for Class A, Class M, Class C, Class I, and Class Z after Class A, Class M, Class C, Class I, and Class Z have been in operation for one calendar year.
Performance Information Illustrates Variability of Returns [Text]	The information illustrates the changes in the performance of Fidelity® OTC Portfolio, a class of shares of the fund, from year to year and compares the performance of this class to the performance of a securities market index and an additional index over various periods of time.
Performance One Year or Less [Text]	Performance history will be available at institutional.fidelity.com for Class A, Class M, Class C, Class I, and Class Z after Class A, Class M, Class C, Class I, and Class Z have been in operation for one calendar year.
Performance Availability Website Address [Text]	www.fidelity.com
Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not an indication of future performance.
Bar Chart [Heading]	Year-by-Year Returns
Bar Chart, Returns for Class Not Offered in Prospectus [Text]	* The returns shown above are for Fidelity® OTC Portfolio, a class of shares of the fund that is not offered through this prospectus. Class A, Class M, Class C, Class I, and Class Z would have substantially similar annual returns to Fidelity® OTC Portfolio because the classes are invested in the same portfolio of securities. Class A's, Class M's, Class C's, Class I's, and Class Z's returns would differ from Fidelity® OTC Portfolio's returns only to the extent that the classes do not have the same expenses.
Year to Date Return, Label	Year-to-Date Return
Bar Chart, Year to Date Return, Date	Jun. 30, 2024
Bar Chart, Year to Date Return	24.88%
Highest Quarterly Return, Label	Highest Quarter Return
Highest Quarterly Return, Date	Jun. 30, 2020
Highest Quarterly Return	30.92%
Lowest Quarterly Return, Label	Lowest Quarter Return
Lowest Quarterly Return, Date	Jun. 30, 2022
Lowest Quarterly Return	(22.22%)
Performance Table Heading	Average Annual Returns
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred	The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan).
Performance Table Explanation after Tax Higher	Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
Performance Table Narrative	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
FidelityOTCPortfolio-AMCIZPRO | Fidelity OTC Portfolio | Fidelity Advisor OTC Fund - Class Z
Risk/Return:
Maximum sales charge (load) on purchases (as a % of offering price)	none
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	none
Management fee	0.65%	[1],[2]
Distribution and/or Service (12b-1) fees	none
Other expenses	0.01%	[2]
Total annual operating expenses	0.66%
1 year	$ 67
3 years	211
5 years	368
10 years	822
1 Year	67
3 Years	211
5 Years	368
10 Years	$ 822
FidelityOTCPortfolio-AMCIZPRO | Fidelity OTC Portfolio | Fidelity Advisor OTC Fund - Class C
Risk/Return:
Maximum sales charge (load) on purchases (as a % of offering price)	none
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	1.00%	[3]
Management fee	0.77%	[1],[2]
Distribution and/or Service (12b-1) fees	1.00%
Other expenses	0.01%	[2]
Total annual operating expenses	1.78%
Expenses Deferred Charges [Text Block]	B On Class C shares redeemed less than one year after purchase.
1 year	$ 281
3 years	560
5 years	964
10 years	1,897
1 Year	181
3 Years	560
5 Years	964
10 Years	$ 1,897
FidelityOTCPortfolio-AMCIZPRO | Fidelity OTC Portfolio | Fidelity Advisor OTC Fund - Class A
Risk/Return:
Maximum sales charge (load) on purchases (as a % of offering price)	5.75%
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	none	[4]
Management fee	0.77%	[1],[2]
Distribution and/or Service (12b-1) fees	0.25%
Other expenses	0.01%	[2]
Total annual operating expenses	1.03%
1 year	$ 674
3 years	884
5 years	1,111
10 years	1,762
1 Year	674
3 Years	884
5 Years	1,111
10 Years	$ 1,762
2014	16.49%
2015	10.92%
2016	3.11%
2017	38.59%
2018	(3.21%)
2019	39.22%
2020	46.79%
2021	25.04%
2022	(32.12%)
2023	42.64%
FidelityOTCPortfolio-AMCIZPRO | Fidelity OTC Portfolio | Fidelity Advisor OTC Fund - Class M
Risk/Return:
Maximum sales charge (load) on purchases (as a % of offering price)	3.50%
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	none	[4]
Management fee	0.77%	[1],[2]
Distribution and/or Service (12b-1) fees	0.50%
Other expenses	0.01%	[2]
Total annual operating expenses	1.28%
1 year	$ 476
3 years	742
5 years	1,028
10 years	1,841
1 Year	476
3 Years	742
5 Years	1,028
10 Years	$ 1,841
FidelityOTCPortfolio-AMCIZPRO | Fidelity OTC Portfolio | Fidelity Advisor OTC Fund - Class I
Risk/Return:
Maximum sales charge (load) on purchases (as a % of offering price)	none
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	none
Management fee	0.77%	[1],[2]
Distribution and/or Service (12b-1) fees	none
Other expenses	0.01%	[2]
Total annual operating expenses	0.78%
1 year	$ 80
3 years	249
5 years	433
10 years	966
1 Year	80
3 Years	249
5 Years	433
10 Years	$ 966
FidelityOTCPortfolio-AMCIZPRO | Fidelity OTC Portfolio | Return Before Taxes | Fidelity Advisor OTC Fund - Class A
Risk/Return:
Label	Return Before Taxes
Past 1 year	42.64%
Past 5 years	19.86%
Past 10 years	16.03%
FidelityOTCPortfolio-AMCIZPRO | Fidelity OTC Portfolio | After Taxes on Distributions | Fidelity Advisor OTC Fund - Class A
Risk/Return:
Label	Return After Taxes on Distributions
Past 1 year	42.62%
Past 5 years	18.08%
Past 10 years	14.11%
FidelityOTCPortfolio-AMCIZPRO | Fidelity OTC Portfolio | After Taxes on Distributions and Sales | Fidelity Advisor OTC Fund - Class A
Risk/Return:
Label	Return After Taxes on Distributions and Sale of Fund Shares
Past 1 year	25.25%
Past 5 years	15.79%
Past 10 years	12.75%
FidelityOTCPortfolio-AMCIZPRO | Fidelity OTC Portfolio | NS004
Risk/Return:
Label	Nasdaq Composite Index®
Past 1 year	44.64%
Past 5 years	18.75%
Past 10 years	14.80%
FidelityOTCPortfolio-AMCIZPRO | Fidelity OTC Portfolio | SP001
Risk/Return:
Label	S&P 500® Index
Past 1 year	26.29%
Past 5 years	15.69%
Past 10 years	12.03%

[1]
A The management fee comprises a basic fee, which may vary by class, that is adjusted up or down (subject to a maximum rate) based on the performance of the fund or a designated class of the fund relative to that of the Nasdaq Composite Index®. Please see "Fund Services - Fund Management - Advisory Fee(s)" for additional information.

[2]	B Based on estimated amounts for the current fiscal year.
[3]	B On Class C shares redeemed less than one year after purchase.
[4]
A       Class A and Class M purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class M purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00% and 0.25%, respectively.